FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:         September 30, 2012

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):   [   ] is a restatement.
                                          [   ] adds new holding
                                                entries.

Institutional Investment Manager Filing this Report:

Name:     Marietta Investment Partners, LLC
Address:  100 East Wisconsin Avenue, Suite 2650
          Milwaukee, WI 53202

Form 13F File Number:   28-05741
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Christine M. Smyth
Title:    Chief Compliance Officer
Phone:    (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth    Milwaukee, Wisconsin      11/12/12
-----------------------   --------------------     ----------
      (Signature)            (City, State)           (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      116

Form 13F Information Table Value Total: $211,134 (thousands)

List of Other Included Managers:           None

                       Marietta Investment Partners, LLC
                           Form 13F Information Table
                               September 30, 2012

                                                                                                          Voting Authority
                                                                                                       ----------------------
                                                          Value    Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class   CUSIP     (x$1000) Prn Amt Prn Call Dscretn Mgrs       Sole     Shared None
-------------------------      --------------   --------- -------- ------- --- ---- ------- -----      -------  ------ ------
3M CO.                         COM              88579Y101    1,281  13,862 SH       Sole                 13,632           230
ABBOTT LABS                    COM              002824100    2,006  29,252 SH       Sole                 29,252
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    1,619  23,120 SH       Sole                 21,630         1,490
ALEXION PHARMACEUTICAL         COM              015351109      473   4,133 SH       Sole                  3,833           300
AMETEK INC NEW                 COM              031100100    2,860  80,686 SH       Sole                 57,016        23,670
APPLE COMPUTER INC.            COM              037833100   12,001  17,989 SH       Sole                 16,057         1,932
AT&T INC.                      COM              00206R102      220   5,831 SH       Sole                  5,831
BAIDU COM INC.                 SPON ADR REP A   056752108      430   3,682 SH       Sole                  3,682
BARCLAYS BK PLC                IPMS INDIA ETN   06739F291      240   4,087 SH       Sole                  2,553         1,534
BERKSHIRE HATHAWAY INC.        CL B NEW         084670702    1,961  22,230 SH       Sole                 22,230
BIOGEN IDEC INC.               COM              09062X103    3,929  26,330 SH       Sole                 19,790         6,540
BRISTOL MYERS SQUIBB           COM              110122108      380  11,250 SH       Sole                 11,250
CATAMARAN CORP.                COM              148887102      438   4,475 SH       Sole                  4,475
CATERPILLAR INC DEL            COM              149123101    1,286  14,944 SH       Sole                 14,944
CELGENE CORP.                  COM              151020104      352   4,610 SH       Sole                  4,610
CERNER CORP.                   COM              156782104      867  11,205 SH       Sole                 11,205
CHEVRON CORP NEW               COM              166764100    2,067  17,730 SH       Sole                 17,550           180
CITRIX SYS INC.                COM              177376100      469   6,134 SH       Sole                  6,134
CNOOC LTD.                     SPONSORED ADR    126132109    6,835  33,713 SH       Sole                 26,611         7,102
COACH INC.                     COM              189754104    1,714  30,600 SH       Sole                 30,600
COCA COLA CO.                  COM              191216100      390  10,272 SH       Sole                 10,272
COMPANHIA DE BEBIDAS DAS AMERS SPON ADR PFD     20441W203    4,131 107,960 SH       Sole                 84,067        23,893
CONOCOPHILLIPS                 COM              20825C104      339   5,920 SH       Sole                  5,920
COPA HOLDINGS SA               CL A             P31076105      249   3,059 SH       Sole                  1,817         1,242
CORE LABORATORIES N V          COM              N22717107    4,459  36,705 SH       Sole                 29,637         7,068
CREDICORP LTD.                 COM              G2519Y108      378   3,018 SH       Sole                  1,985         1,033
DEERE & CO.                    COM              244199105      627   7,600 SH       Sole                  7,600
DIAGEO P L C                   SPON ADR NEW     25243Q205    3,770  33,443 SH       Sole                 26,219         7,224
DIGITAL RLTY TR INC.           COM              253868103      297   4,250 SH       Sole                  4,250
DOMINION RES VA NEW            COM              25746U109    1,000  18,884 SH       Sole                 18,884
DU PONT E I DE NEMOURS         COM              263534109    1,182  23,505 SH       Sole                 23,115           390
E M C CORP MASS                COM              268648102      263   9,645 SH       Sole                  9,645
ECOPETROL S A                  SPONSORED ADS    279158109    1,713  29,074 SH       Sole                 16,975        12,099
EMERSON ELEC CO.               COM              291011104      364   7,545 SH       Sole                  7,175           370
EXPRESS SCRIPTS HLDG.          COM              30219G108    1,311  20,926 SH       Sole                 20,926
EXXON MOBIL CORP.              COM              30231G102    5,417  59,235 SH       Sole                 59,235
FASTENAL CO.                   COM              311900104    1,339  31,142 SH       Sole                 31,142
FIDELITY NATL INFO SVC.        COM              31620M106      455  14,590 SH       Sole                 14,590
FISERV INC.                    COM              337738108    2,401  32,427 SH       Sole                 32,427
GENERAL ELEC CO.               COM              369604103      238  10,500 SH       Sole                  9,500         1,000
GENERAL MLS INC.               COM              370334104      259   6,490 SH       Sole                  6,000           490
GRAINGER W W INC.              COM              384802104    3,155  15,143 SH       Sole                 12,743         2,400
GRUPO AEROPORTUARIO SU         SPON ADR SER B   40051E202      353   3,980 SH       Sole                  3,001           979
HDFC BK LTD.                   ADR REPS 3 SHS   40415F101    5,829 155,099 SH       Sole                126,808        28,291
HONEYWELL INTL INC.            COM              438516106      526   8,800 SH       Sole                  8,800
INTERNATIONAL BUSINESS MACHS   COM              459200101    1,447   6,974 SH       Sole                  6,974
ISHARES INC.                   MSCI AUSTRALIA   464286103      226   9,500 SH       Sole                  9,500
ISHARES INC.                   MSCI BRAZIL      464286400      275   5,082 SH       Sole                  5,082
ISHARES INC.                   MSCI S KOREA     464286772      549   9,288 SH       Sole                  7,459         1,829
ISHARES INC.                   MSCI SINGAPORE   464286673    3,757 280,201 SH       Sole                229,889        50,312
ISHARES INC.                   MSCI STH AFRCA   464286780      743  11,132 SH       Sole                  9,786         1,346
ISHARES INC.                   MSCI MALAYSIA    464286830    2,492 170,946 SH       Sole                148,734        22,212
ISHARES TR                     DJ SEL DIV INX   464287168      400   6,935 SH       Sole                  6,935
ISHARES TR                     FTSE CHINA25 IDX 464287184    3,422  98,908 SH       Sole                 82,926        15,982
ISHARES TR                     MSCI ACWI EX     464288240      578  14,668 SH       Sole                 14,668
ISHARES TR                     S&P LTN AM 40    464287390      371   8,721 SH       Sole                  8,491           230
ISHARES TR                     RUSSELL MCP GR   464287481      294   4,733 SH       Sole                  4,733
ISHARES TR                     S&P GLB100INDX   464287572      219   3,510 SH       Sole                  3,510
ISHARES TR                     INDONE INVS MRKT 46429B309    2,829  94,727 SH       Sole                 73,819        20,908
KIMBERLY CLARK CORP.           COM              494368103    1,977  23,046 SH       Sole                 22,816           230
KOHLS CORP.                    COM              500255104      349   6,820 SH       Sole                  6,820
LAUDER ESTEE COS INC.          CL A             518439104      682  11,080 SH       Sole                 11,080
LULULEMON ATHLETICA INC.       COM              550021109    1,744  23,589 SH       Sole                 22,103         1,486
LYONDELLBASELL INDUSTR.        SHS - A -        N53745100    3,295  63,774 SH       Sole                 51,438        12,336
MANPOWER INC.                  COM              56418H100      358   9,732 SH       Sole                  9,732
MASTERCARD INC.                CL A             57636Q104    5,414  11,991 SH       Sole                  9,681         2,310
MELCO CROWN ENTMT LTD.         ADR              585464100      156  11,603 SH       Sole                 11,603
MELLANOX TECH LTD.             SHS              M51363113      370   3,641 SH       Sole                  2,729           912
MERCADOLIBRE INC.              COM              58733R102      820   9,938 SH       Sole                  7,935         2,003
MICROSOFT CORP.                COM              594918104      498  16,720 SH       Sole                 14,900         1,820
MYRIAD GENETICS INC.           COM              62855J104      343  12,730 SH       Sole                 12,730
NATIONAL OILWELL VARCO         COM              637071101    5,746  71,725 SH       Sole                 54,825        16,900
NATIONAL PRESTO INDS.          COM              637215104      396   5,437 SH       Sole                  5,437
NETEASE COM INC.               SPONSORED ADR    64110W102      216   3,845 SH       Sole                  2,528         1,317
NEWMONT MINING CORP.           COM              651639106      523   9,330 SH       Sole                  9,330
NOVO-NORDISK A S               ADR              670100205    8,401  53,235 SH       Sole                 45,762         7,473
OCEANEERING INTL INC.          COM              675232102    4,080  73,846 SH       Sole                 60,196        13,650
OIL STS INTL INC.              COM              678026105      542   6,818 SH       Sole                  6,348           470
PANERA BREAD CO.               CL A             69840W108    1,432   8,380 SH       Sole                  5,870         2,510
PEPSICO INC.                   COM              713448108    1,804  25,490 SH       Sole                 25,490
PERRIGO CO.                    COM              714290103    2,040  17,561 SH       Sole                 17,561
PHILIP MORRIS INTL INC.        COM              718172109      805   8,950 SH       Sole                  8,950
POLO RALPH LAUREN CORP.        CL A             751212101    4,524  29,913 SH       Sole                 23,193         6,720
PPG INDS INC.                  COM              693506107      582   5,064 SH       Sole                  5,064
PROCTER & GAMBLE CO.           COM              742718109    1,768  25,483 SH       Sole                 25,483
PRUDENTIAL PLC                 ADR              74435K204      779  29,952 SH       Sole                 26,571         3,381
QUALCOMM INC.                  COM              747525103      215   3,440 SH       Sole                  3,440
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206    1,722  24,812 SH       Sole                 24,812
SAP AG                         SPON ADR         803054204      531   7,448 SH       Sole                  5,912         1,536
SHERWIN WILLIAMS CO.           COM              824348106    2,041  13,707 SH       Sole                 13,707
SHIRE PLC                      SPONSORED ADR    82481R106    4,154  46,830 SH       Sole                 37,740         9,090
SIGMA ALDRICH CORP.            COM              826552101      533   7,400 SH       Sole                  7,400
SILVER WHEATON CORP.           COM              828336107      389   9,800 SH       Sole                  9,800
SIMON PPTY GROUP NEW           COM              828806109    3,679  24,233 SH       Sole                 19,713         4,520
SMITH A O                      COM              831865209    1,406  24,440 SH       Sole                 24,440
SMUCKER J M CO.                COM NEW          832696405      272   3,146 SH       Sole                  3,146
SNAP ON INC.                   COM              833034101      787  10,948 SH       Sole                 10,948
SOTHEBYS                       COM              835898107      420  13,330 SH       Sole                 10,500         2,830
SPDR TR UNIT SER 1             TR UNIT          78462F103      246   1,707 SH       Sole                  1,667            40
SYNGENTA AG                    SPONSORED ADR    87160A100    4,404  58,834 SH       Sole                 44,970        13,864
TIBCO SOFTWARE INC.            COM              88632Q103    3,244 107,328 SH       Sole                 94,428        12,900
TJX COS INC NEW                COM              872540109      453  10,106 SH       Sole                 10,106
TRACTOR SUPPLY CO.             COM              892356106    3,411  34,490 SH       Sole                 26,620         7,870
TRIUMPH GROUP INC NEW          COM              896818101    6,376 102,016 SH       Sole                 87,796        14,220
ULTRAPAR PARTICIPACOES S A     SP ADR REP COM   90400P101    3,775 169,219 SH       Sole                136,509        32,710
UNDER ARMOUR INC.              CL A             904311107      421   7,544 SH       Sole                  7,544
UNION PAC CORP.                COM              907818108    4,054  34,153 SH       Sole                 28,643         5,510
US BANCORP DEL                 COM NEW          902973304    3,656 106,590 SH       Sole                 83,470        23,120
VANGUARD INTL EQTY IDX         MSCI EMR MKT ETF 922042858      403   9,664 SH       Sole                  9,664
WABTEC CORP.                   COM              929740108    3,595  44,776 SH       Sole                 35,006         9,770
WATSON PHARMACEUTICALS         COM              942683103    1,376  16,160 SH       Sole                 13,160         3,000
WELLS FARGO CO.                COM              949746101      200   5,800 SH       Sole                  5,800
WHOLE FOODS MKT INC.           COM              966837106    5,040  51,743 SH       Sole                 43,093         8,650
WISCONSIN ENERGY CORP.         COM              976657106      329   8,721 SH       Sole                  8,141           580
WISDOMTREE TRUST               EMG MKTS SMCAP   97717W281      335   7,311 SH       Sole                  7,311
YUM BRANDS INC.                COM              988498101    4,548  68,551 SH       Sole                 55,551        13,000
REPORT SUMMARY                 116                         211,134